Shareholder Report, Average Annual Return (Details) 197260_Pzena International Value Fund_Investor Class_TSR Annual {Investor Class}	12 Months Ended	56 Months Ended
	Feb. 28, 2026	Feb. 28, 2026
Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
Average Annual Return, Percent	41.23%	12.19%
MSCI EAFE Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net (USD)
Average Annual Return, Percent	34.63%	9.61%
MSCI EAFE VALUE Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE VALUE Net (USD)
Average Annual Return, Percent	46.09%	14.35%